Schedule of investments
Macquarie VIP Pathfinder Moderate Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 93.23%<<
Fixed Income Funds — 34.39%
Macquarie VIP Corporate Bond Series – Service Class	18,897,213	$ 88,249,986
Macquarie VIP High Income Series – Standard Class	943,069	2,725,471
Macquarie VIP Limited-Term Bond Series – Service Class	7,516,331	35,101,264
		126,076,721
Global / International Equity Fund — 19.54%
Macquarie VIP International Core Equity Series – Standard Class	3,760,455	71,636,671
		71,636,671
US Equity Funds — 39.30%
Macquarie VIP Core Equity Series – Service Class	4,814,864	67,167,351
Macquarie VIP Growth and Income Series – Standard Class	1,371,564	48,045,883
Macquarie VIP Smid Cap Core Series – Service Class	844,181	10,822,398
Macquarie VIP Value Series – Service Class	4,188,810	18,053,771
		144,089,403
Total Affiliated Mutual Funds (cost $363,294,405)		341,802,795

Exchange-Traded Funds — 6.55%<<
Macquarie Focused International Core ETF	71,482	1,855,044
Macquarie Focused Large Growth ETF	737,200	22,152,860
Total Exchange-Traded Funds (cost $23,708,513)		24,007,904

	Number of shares	Value (US $)

Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	671,317	$ 671,317
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	671,317	671,317
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	671,318	671,318
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	671,317	671,317
Total Short-Term Investments (cost $2,685,269)		2,685,269

Total Value of Securities—100.51% (cost $389,688,187)		368,495,968
Liabilities Net of Receivables and Other Assets—(0.51%)		(1,871,940)
Net Assets Applicable to 81,801,755 Shares Outstanding — 100.00%		$366,624,028
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV047 [0925] 1125 (4967872)    1